Quarterly Report
December 31, 2021
MFS®  Pennsylvania
Municipal Bond Fund
MPA-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.1%
Airport Revenue – 3.9%
Allegheny County, PA, Airport Authority Rev., “A”, 5%, 1/01/2036	$2,000,000	$2,556,625
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	215,000	242,398
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	900,336
Philadelphia, PA, Airport Rev., “C-1”, VRDN, 0.08%, 6/15/2025	4,000,000	4,000,000
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	61,675
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	72,988
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	50,254
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	89,341
		$7,973,617
General Obligations - General Purpose – 9.6%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$350,000	$374,406
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	1,112,092
Chester County, PA, General Obligation, 4%, 7/15/2038	500,000	591,203
Chester County, PA, General Obligation, 4%, 7/15/2039	510,000	601,298
Chester County, PA, General Obligation, 4%, 7/15/2040	500,000	588,701
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	220,000	246,547
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	65,000	74,815
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	70,000	82,509
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,650,000	1,464,375
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	235,000	236,661
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	100,000	100,364
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2031	1,205,000	1,407,580
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2034	955,000	1,109,437
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2035	500,000	579,370
Monroe County, PA, General Obligation, “A”, 4%, 7/15/2035	2,000,000	2,377,140
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	481,092
Pennsylvania General Obligation, AGM, 5%, 9/15/2026	425,000	511,399
Pennsylvania General Obligation Refunding, 5%, 1/15/2023	1,415,000	1,484,337
Philadelphia, PA, “B”, 5%, 2/01/2035	1,000,000	1,256,951
Philadelphia, PA, General Obligation, “A”, 5%, 5/01/2034	1,000,000	1,303,404
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, AGM, 5%, 7/01/2036	25,000	25,174
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	165,000	167,567
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,227,820
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,225,407
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	159,714
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	147,310
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	220,000	278,205
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	320,000	412,255
		$19,627,133
General Obligations - Schools – 10.1%
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2036	$400,000	$478,544
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2037	600,000	716,233
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	1,000,000	1,139,302
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,192,888
Carlisle, PA, School District, 5%, 9/01/2026 (Prerefunded 3/01/2022)	1,000,000	1,007,711
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	964,739
Erie, PA, City School District General Obligation, “A”, AGM, 4%, 4/01/2033	1,150,000	1,344,403
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	879,373
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,838,802
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	592,698
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,675,853
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,034,534
Pequea Valley, PA, School District Lancaster Country General Obligation, 4%, 5/15/2027	125,000	146,360
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,999

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	$1,495,000	$1,750,930
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,867,359
Scranton, PA, School District General Obligation, 4%, 12/01/2040	1,500,000	1,733,822
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,202,342
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	1,088,041
		$20,659,933
Healthcare Revenue - Hospitals – 14.9%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “B”, 5%, 10/15/2029	$1,000,000	$1,282,716
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	1,000,000	1,215,119
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	500,000	534,280
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,600,000	1,614,795
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	1,137,894
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	665,000	842,331
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	411,845
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	850,000	978,454
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	2,106,064
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	1,000,000	1,167,932
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	605,193
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	1,208,872
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	1,188,196
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	547,300
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	735,000	902,184
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,187,079
Lehigh County, PA, Hospital Authority, General Purpose Refunding Rev. (Health Network), “A”, 4%, 7/01/2039	1,000,000	1,163,830
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	1,000,000	1,169,885
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,192,713
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	604,089
Philadelphia, PA, Authority for Industrial Development Rev. (Children's Hospital of Philadelphia Project), “A”, 5%, 7/01/2032	1,000,000	1,361,029
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,191,392
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,187,911
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	594,952
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	884,321
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	1,152,650
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044 (Prerefunded 6/01/2024)	1,000,000	1,111,686
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 5%, 7/01/2029	100,000	126,551
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,647,596
		$30,318,859
Healthcare Revenue - Long Term Care – 3.4%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$533,004
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), “A”, 5%, 1/01/2039	1,000,000	1,199,891
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	843,349
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	540,022
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	555,103
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	308,721
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	296,396
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	566,684
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	566,315
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	562,427
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	427,936
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	550,816
		$6,950,664

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.1%
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	$225,000	$265,110
Industrial Revenue - Other – 0.8%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,327,696
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	300,000	330,998
		$1,658,694
Miscellaneous Revenue - Other – 0.5%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	$145,000	$154,701
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	879,931
		$1,034,632
Multi-Family Housing Revenue – 1.2%
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	$961,587	$1,072,097
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,250,000	1,418,234
		$2,490,331
Port Revenue – 0.2%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$300,637
Sales & Excise Tax Revenue – 3.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$10,000	$12,265
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	12,449
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	12,722
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	50,000	57,589
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	70,000	78,895
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	60,000	69,917
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	130,000	155,989
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	125,000	153,804
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	25,000	31,491
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	60,000	77,122
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2032	805,000	1,063,507
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2033	1,045,000	1,398,103
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	55,000	69,751
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	70,000	90,056
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	55,000	64,690
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	35,000	41,230
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	35,000	39,904
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	188,000	217,621
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	367,000	413,535
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	116,000	130,708
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,130
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	69,000	78,978
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,792
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	55,000	50,854
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	9,000	7,899
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	524,000	426,298
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	509,000	385,820
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,990,000	1,016,090
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	195,000	207,992
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	205,000	209,861
		$6,582,062

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 2.6%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$570,412
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	572,467
Montgomery County, PA, Industrial Development Authority Rev. (Haverford School Project), 4%, 3/01/2049	1,000,000	1,112,367
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	1,049,515
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	504,714
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	500,000	557,776
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	598,171
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	400,000	429,935
		$5,395,357
Single Family Housing - Local – 0.3%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$630,000	$692,370
Single Family Housing - State – 4.7%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$410,000	$450,858
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	1,000,000	1,070,911
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	2,000,000	2,132,215
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4%, 4/01/2039	370,000	387,760
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	900,000	940,551
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2023	510,000	538,354
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2023	760,000	817,657
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2024	850,000	930,836
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2024	845,000	940,854
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2025	500,000	565,932
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2025	300,000	344,924
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	365,000	405,234
		$9,526,086
State & Local Agencies – 6.8%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$655,000	$746,298
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/2036 (Prerefunded 6/01/2022)	1,500,000	1,529,731
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2032	225,000	297,230
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2033	200,000	263,903
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2034	215,000	283,374
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2035	260,000	342,054
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	1,000,000	1,216,260
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.864% (LIBOR - 3mo. + 0.75%), 6/01/2037	745,000	721,176
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	10,000	12,907
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	10,000	12,867
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,888
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	25,000	29,361
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	15,000	17,561
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	20,000	23,355
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	25,000	29,135
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	15,000	17,375
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	155,000	183,020
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	340,000	420,155
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,495,077
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	305,385
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,218,598
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,139,201
Philadelphia, PA, Redevelopment Authority City Service Agreement Refunding Rev., “B”, 5%, 4/15/2027	2,165,000	2,441,513
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,013,245
		$13,764,669

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – 1.0%
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	$325,000	$392,472
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	501,649
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,060,000	1,068,519
		$1,962,640
Tax - Other – 2.1%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042 (w)	$1,000,000	$1,244,340
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	352,344
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	569,162
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	750,000	760,729
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	115,000	133,119
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	69,390
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	185,000	211,483
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	155,000	158,096
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	655,000	676,466
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	105,000	115,005
		$4,290,134
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$554,467
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$110,000	$138,239
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	2,055,000	340,131
		$478,370
Toll Roads – 3.1%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$1,249,039
Pennsylvania Turnpike Commission Rev., “B”, 5%, 12/01/2046	1,000,000	1,273,924
Pennsylvania Turnpike Commission Rev., ”A“, 4%, 12/01/2050	1,500,000	1,736,047
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,754,802
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	154,910
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	121,203
		$6,289,925
Transportation - Special Tax – 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$130,000	$130,844
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	270,000	271,879
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	755,000	781,063
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	75,000	76,234
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	20,000	20,276
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	395,000	407,277
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	100,000	124,186
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	215,000	253,805
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	85,000	105,039
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	85,000	102,550
Southeastern, PA, Transportation Authority Capital Grant Receipts Refunding (Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds), 5%, 6/01/2022	2,365,000	2,412,074
		$4,685,227

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 9.8%
Adams County, PA, General Obligation (Gettysburg College), 5%, 8/15/2033	$2,100,000	$2,679,486
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032 (Prerefunded 3/01/2025)	500,000	570,130
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	2,000,000	2,371,585
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2039	1,200,000	1,398,752
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	349,810
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	1,061,710
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	723,211
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,166,617
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	1,170,327
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2027	600,000	729,398
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	2,178,220
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 4%, 3/01/2037	750,000	868,779
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	924,955
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	1,426,389
Pennsylvania Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,126,729
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	96,425
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	25,000	25,346
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,152,683
		$20,020,552
Universities - Dormitories – 1.2%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,025,000	$1,233,705
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	1,000,000	1,112,700
		$2,346,405
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$165,000	$169,125
Utilities - Municipal Owned – 1.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$95,000	$104,125
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	114,683
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	570,984
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	390,000	388,537
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	55,000	54,794
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	24,531
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	15,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	140,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	14,644
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	150,000	146,438
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	244,081
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	78,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	65,000	63,456
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	65,000	64,756
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,963
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	199,250
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	16,025
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	10,013
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	30,000	30,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	92,744
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	105,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	30,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	95,000
		$2,612,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 0.3%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$280,000	$435,424
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	235,000	242,314
		$677,738
Water & Sewer Utility Revenue – 12.1%
Allegheny County, PA, Deer Creek Drainage Basin Authority Sewer Rev., AGM, 4%, 12/01/2035	$400,000	$470,551
Allegheny County, PA, Deer Creek Drainage Basin Authority Sewer Rev., AGM, 4%, 12/01/2036	320,000	376,162
Allegheny County, PA, Deer Creek Drainage Basin Authority Sewer Rev., AGM, 4%, 12/01/2037	250,000	293,683
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	580,497
Allegheny County, PA, Sanitation Authority Sewer Rev., “A”, 5%, 6/01/2032	300,000	396,508
Allegheny County, PA, Sanitation Authority Sewer Rev., “A”, 4%, 6/01/2033	250,000	305,457
Allegheny County, PA, Sanitation Authority Sewer Rev., “B”, 5%, 6/01/2032	550,000	726,931
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2040	690,000	814,871
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2041	715,000	842,673
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2046	400,000	467,161
Cambria County, PA, Greater Johnstown Water Authority Rev., AGM, 4%, 8/15/2041	2,000,000	2,333,343
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,148,497
Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,202,217
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	515,497
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,223,497
Erie, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	1,148,648
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,733,852
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	250,706
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	1,000,000	1,166,550
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2032	500,000	587,039
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,229,204
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,246,925
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2033	675,000	883,117
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2034	500,000	652,908
Pittsburgh, PA, Water & Sewer System Authority Subordinate Refunding Rev., “B”, AGM, 4%, 9/01/2034	2,500,000	2,984,373
Williamsport, PA, Sanitary Authority Sewer Rev., BAM, 5%, 1/01/2030	870,000	1,103,865
		$24,684,732
Total Municipal Bonds		$196,012,193
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$270,000	$242,088
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	500,000	162,692
Total Bonds		$404,780
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 0.07% (v)	6,808,976	$6,808,976

Other Assets, Less Liabilities – 0.4%		743,972
Net Assets – 100.0%		$203,969,921
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,808,976 and $196,416,973, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,124,652, representing 1.5% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$196,012,193	$—	$196,012,193
U.S. Corporate Bonds	—	404,780	—	404,780
Mutual Funds	6,808,976	—	—	6,808,976
Total	$6,808,976	$196,416,973	$—	$203,225,949
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,316,601	$34,243,096	$30,750,721	$—	$—	$6,808,976
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,085	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2021, are as follows:
Pennsylvania	84.2%
Puerto Rico	4.5%
Virginia	3.6%
Illinois	2.6%
California	0.9%
New Jersey	0.7%
Colorado	0.6%
Maryland	0.6%
Michigan	0.6%
Tennessee	0.6%
Guam	0.5%
New York	0.3%
Texas	0.3%
Wisconsin	0.3%
Alabama	0.2%
Ohio	0.2%
Indiana	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.